Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayments and accrued income [abstract]
Insurance premiums	R$ 49,428	R$ 47,506
Expenses with leased aircraft and engines	28,351	39,989
Guarantee commission	40,678	16,332
Other	36,085	57,792
Total	154,542	161,619
Current	136,350	139,403
Non-current	R$ 18,192	R$ 22,216